INCOME TAXES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax [Abstract]
Net deferred tax assets	$ 88.7	$ 85.8
Deferred income tax liability	2,468.6	2,439.9
Deductible temporary differences	$ 118.8	$ 107.4
Deductible temporary differences for which no deferred tax asset is recognised (in years)	25 years